Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001840317
Document Type	POS AM
Entity Registrant Name	VEEA INC.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 1 (this “Amendment”) to the Registration Statement on Form S-1, as amended (SEC File No. 333-288878) (the “Original Registration Statement”), of Veea Inc. (the “Company”) is being filed pursuant to the undertakings in the Original Registration Statement to update and supplement the information contained in the Original Registration Statement, which was originally declared effective by the Securities and Exchange Commission on August 12, 2025.The Original Registration Statement, as amended by this Amendment, pertains solely to the registration of common warrants to purchase 9,239,096 shares of our common stock, par value $0.0001 (the “common stock”), of the Company (the “2025 Investor Warrants”) and up to 9,239,096 shares of our common stock underlying the 2025 Investor Warrants (the “Warrant Shares”). The 2025 Investor Warrants and Warrant Shares were initially registered on the Original Registration Statement.For the convenience of the reader, this Amendment sets forth the Original Registration Statement in its entirety, as amended by this Amendment. This Amendment is being filed to incorporate certain information from the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, filed with the SEC on April 14, 2026, and to update certain other information in the Registration Statement.No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were previously paid.
Amendment Flag	true